Financial Instruments and Risk Management - Schedule of Gain (Loss) on Risk Management Contracts (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Gain (Loss) on Risk Management Contracts [Abstract]
Realized gain (loss) on risk management contracts	$ (36,893)	$ 9,135	$ (79,971)	$ 17,857
Unrealized gain (loss) on risk management contracts	(17,854)	(18,940)	(46,139)	13,248
Gain (loss) on risk management contracts	$ (54,747)	$ (9,805)	$ (126,110)	$ 31,105